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VIA EDGAR

April 20, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

Attention:  Patrick Scott, Esq.

Re: NYLIAC Variable Universal Life Separate Account - I, File No. 811-07798 (the "Registrant")
      Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-156513 (the "Registration Statement")

Dear Mr. Scott:

      Pursuant to Rule 461 under the Securities Act of 1933, as amended, the undersigned hereby requests that the effectiveness of the above-referenced Registration Statement on Form N-6 be accelerated to April 24, 2009, or as soon as practicable thereafter.

      In connection with this request for acceleration of effectiveness, the Registrant acknowledges that, should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, the Commission is not foreclosed from taking any action with respect to the filing of such Registration Statement. The Registrant further acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in such Registration Statement. Finally, the Registrant acknowledges that it may not assert the Commission's action in declaring the Registration Statement effective as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
On behalf of Registrant

By:   /s/ Mario Lazzaro
      -------------------------------------------
      Name:  Mario Lazzaro
      Title: Vice President

NYLIFE DISTRIBUTORS LLC
On Behalf of Principal Underwriter

By:   /s/ Stephen P. Fisher
      -------------------------------------------
      Name:  Stephen P. Fisher
      Title: President and Chief Operating Officer